Statements Of Financial Highlights	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Limited Partners [Member]
Ratios to average capital:
Net investment loss	(3.88%)	(4.19%)
Total expenses	3.99%	4.35%
Profit share allocation	0.20%	0.00%
Total expenses and profit share allocation	4.19%	4.35%
Total return before profit share allocation	16.34%	(7.65%)
Less: profit share allocation	0.20%	0.00%
Total return after profit share allocation	16.14%	(7.65%)
Special Limited Partners [Member]
Ratios to average capital:
Net investment loss	(1.07%)	(0.83%)
Total expenses	1.18%	0.99%
Profit share allocation	0.00%	0.00%
Total expenses and profit share allocation	1.18%	0.99%
Total return before profit share allocation	19.66%	(4.50%)
Less: profit share allocation	0.00%	0.00%
Total return after profit share allocation	19.66%	(4.50%)